PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	March 31, 2017	December 31, 2016
Equipment	$161,180	$100,184
Furniture	52,312	10,113
Leasehold improvement	485,821	189,754
Less accumulated depreciation	(67,045)	(45,365)
	$632,268	$254,686

	December 31, 2016	December 31, 2015
Equipment	$100,184	$45,331
Furniture	10,113	9,459
Leasehold improvement	189,754	45,572
Less accumulated depreciation	(45,365)	(13,009)
	$254,686	$87,353

Schedule of depreciation of estimated useful lives
Equipment	5 Years
Furniture and Fixtures	5 Years
Leasehold Improvement	3 Years